NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	(Unaudited)

Numerator:
Net basic loss attributable to shareholders of the Company	$(6,638)	$(34)	$(4,361)	$(309)
Change in fair value of derivative pre-funded warrant liability	$-	$(124)	$-	$-
Net diluted loss	$(6,638)	$(158)	$(4,361)	$(309)

Denominator:
Common shares used in computing basic net loss per share	7,764	3,173	9,267	3,261
Common shares to be issued upon exercise of derivative pre-funded warrant liability	-	123	-	-
Common shares used in computing diluted net loss per share	7,764	3,296	9,267	3,261

Basic net loss per common share	$(0.85)	$(0.01)	$(0.47)	$(0.09)
Diluted net loss per common share	$(0.85)	$(0.05)	$(0.47)	$(0.09)